LONG TERM FINANCIAL ASSETS AT FAIR VALUE (Details Narrative) - Shelfie tech ltd [member] $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 ₪ / shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2023 ₪ / shares
IfrsStatementLineItems [Line Items]
Other current financial assets	$ 42			$ 158
Number of shares issued | shares	65,548			237,897
Par value per share | (per share)	$ 0.65		₪ 0.001	$ 0.66	₪ 0.001
Proportion of ownership interest in subsidiary	1.30%
[custom:FinancialAssetsAtFairValueThroughProfitLoss-0]		$ 333
Gains on disposals of investment properties		$ 133